UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-20190

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2004

ITEM 1.     SCHEDULE OF INVESTMENTS.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2004
(Unaudited)
______________


Investment securities
             					% of
Common Stocks	Shares	Fair Value	Net
                                         Assets

Financial

Diversified Financial

Citigroup	      8,489	    $   374,535
JP Morgan Chase	                        9,913	        393,843
AXA SA-Sponsored ADR                     12,542         254,352
				  1,022,730	       9.76%

Insurance
St Paul Travelers	                      13,303	439,797
American Intl Group	                 6,088  413,923
				     853,720	8.15%

Banking
Washington Mutual	7,646  	298,806
Fremont General	14,775	342,041
				      640,847     6.11%

Real Estate
iSTAR Financial	13,347     550,297    5.25%
		Total - Financial		  3,067,594	  29.27%

Consumer Staples

Tobacco
Altria Group	11,737           552,108
Carolina Group	15,897	     387,410
						     939,518	8.97%

Media
Viacom-Class B	8,900	        298,684
Liberty Media *	20,300	  177,016
Liberty Media Intl *	1,015	   33,862
				        509,562	       4.86%

Conglomerate
Loews Corp	8,197	     479,525	4.57%

Retail Distribution, hardline
Handleman	12,505	     255,852	    2.44%
		Total - Consumer Staples		  2,184,457	  20.84%


* Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)
                                                     	% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                     Assets
Healthcare

Pharmaceuticals
Merck 	7,483	  $   246,939
Pfizer     11,700       358,020
						      604,959	5.78%

Managed Care
Wellpoint Health Networks *	3,762	     395,349	3.77%

Biotechnology
Amgen *	6,440	     363,584	    3.47%

Total - Healthcare		  1,363,892	  13.02%

Technology

Consumer Electronics
Nam Tai Electronics	21,250	     453,688	4.33%

Wireless Communications
Nokia Corp - Sponsored ADR	26,720	366,598	3.50%

Software
Microsoft Corp	8,570	     236,961	    2.26%

		Total - Technology		     1,057,247  10.09%

Transportation

Railroads
Genesee & Wyoming *	16,483	     417,350	3.98%

Air Freight
Federal Express	4,033	     345,588	    3.30%

		Total - Transportation		     762,938	    7.28%

Consumer, Cyclical

Building Materials
Masco Corp	12,800	     441,984	4.22%

Retail, hardline
Carmax *	16,954	     365,359	   3.49%
		Total - Consumer, Cyclical		     807,343	    7.71%

Utilities

Energy
BP PLC Sponsored ADR	6,175	     355,248	3.39%

Electric
American Electric Power	8,260	     263,990	    2.52%
		Total - Utilities		     619,238	    5.91%

Total investment securities (cost - $8,113,873)		$9,862,707
94.08%

* Security did not pay a dividend during the previous twelve months.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2004
(Unaudited)
______________


SECURITIES SOLD SHORT
            					% of
Common Stocks	Shares	Fair Value	Net
                                          Assets

Technology

Wireless Communications
Research in Motion *	8,400	$   641,256	6.12%

Retail, on-line
Amazon.com *	6,375	     260,483	2.48%

Internet Search
Google *          2000        259,200     2.47%

Healthcare IT
Neoforma.com *	20,150	 187,597	1.79%

Leisure Goods & Services
Electronic Arts *	2,250	     103,478	0.99%

Semiconductors
Maxim Integrated Products	2,200	     93,038   0.89%
		Total - Technology		  1,545,052	  14.74%

Consumer, Cyclical


Educational Services
Strayer Education	2,485	285,800
Apollo Group *	3,100	227,447
				     513,247	4.90%

Retail, softline


Hot Topic *	           13,000  	221,520
Bed, Bath & Beyond *	2,600	       96,486
Wal-Mart Stores    	1,110	       59,052
				     377,058	3.59%

Building Materials
Sherwin Williams  	830	       36,487	    0.35%
		Total - Consumer Cyclical		     926,792	 8.84%

Consumer Staples

Restaurants

Panera Bread *	            6,750	     253,395
P.F. Chang's China Bistro *	5,505	     266,937
				     520,332	4.97 %
		Total - Consumer Staples		     520,332	    4.97%


* Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)
                              				% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                     Assets
Index
Depositary Receipts
S&P Depositary Receipts (SPDR)	1,840     205,638
		Total - Index		     205,638	    1.96%

Transportation

Air Freight
UPS	3,175	     241,046	2.30%

Airlines
JetBlue Airways *	6,055	     126,671	    1.21 %
		Total - Transportation		     367,717	    3.51%

Communications

Fixed-Line Communications
SBC Communications	3,900	       101,205    0.97%
		Total - Communications		      101,205	    0.97%

Total securities sold short (proceeds - $2,514,934)
	$3,666,735	  34.98%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 29, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  November 29, 2004